Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
	March 31,	March 31,
	2015	2014
Stock options outstanding	25,557	5,557
Warrants to purchase common stock	6,011,715	5,002,217
Debentures convertible into common stock	195,816	518,631
Preferred shares convertible into common stock	1,148,782	14,815
Total	7,381,870	5,541,220

	December 31,	December 31,
	2014	2013
Stock options outstanding	25,557	5,557
Warrants to purchase common stock	5,911,715	1,404,599
Debentures convertible into common stock	171,138	441,768
Preferred shares convertible into common stock	1,110,438	239,265
Total	7,218,848	2,091,189